Net employee defined benefit liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Remeasurement gain	SFr 178	SFr 7,559
Increase in discount rate, defined benefit plans		1.95%
Discount rate	2.25%	2.25%	0.30%
Net assets of employee defined benefit liability	SFr 0	SFr 0	SFr 7,100